Basis of Preparation - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Comprehensive gain (loss) after income tax	$ (24,577,000)	$ (24,656,000)	$ (30,757,000)	$ (44,091,000)
Net cash (outflows) in operating activities			16,888,000	17,515,000
Cash & cash equivalents	81,348,000	$ 77,022,000	$ 81,348,000	$ 77,022,000		$ 50,426,000	$ 37,763,000
Incremental borrowing rate					6.52%
Term of short term leases			12 months or less
Grunenthal
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum additional receivable in milestone payments	27,500,000		$ 27,500,000
Hercules and Nova Quest
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum additional receivable in milestone payments	$ 35,000,000		$ 35,000,000